10-K Segment reporting - Schedule of adjusted EBITDA by reportable segment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Segment Reporting [Line Items]
Loss before Benefit (provision) for income taxes	$ (28,629)	$ (16,400)	$ (78,214)	$ (113,358)	[1]	$ (129,471)	[1]
Total other expense, net	29,382	25,766	103,664	138,101	[1]	169,488	[1]
Depreciation and amortization	47,855	48,829	196,606	231,460		195,593	[2]
Other add-backs, net	14,805	7,899	52,618	47,082		64,549
Adjusted EBITDA	63,413	66,094	274,674	303,285		300,159
Share-based compensation	9,664	4,624	35,736	25,696		20,010
Restructuring costs	1,900	600	3,300	9,000		14,100
Adult use campaign and political initiatives expenses	600		2,700
Other non-recurring costs	2,600	2,700	10,900	12,400		30,400
Domestic
Segment Reporting [Line Items]
Loss before Benefit (provision) for income taxes	(22,968)	(17,085)	(73,554)	(90,970)		(101,097)
Total other expense, net	26,343	27,535	107,653	140,357		169,959
Depreciation and amortization	41,444	42,883	171,772	203,076		173,581
Other add-backs, net	14,150	7,339	45,513	44,899		63,047
Adjusted EBITDA	58,969	60,671	251,384	297,362		305,490
International
Segment Reporting [Line Items]
Loss before Benefit (provision) for income taxes	(5,661)	685	(4,660)	(22,388)		(28,374)
Total other expense, net	3,039	(1,769)	(3,989)	(2,256)		(471)
Depreciation and amortization	6,411	5,946	24,834	28,384		22,012
Other add-backs, net	655	560	7,105	2,183		1,502
Adjusted EBITDA	$ 4,444	$ 5,423	$ 23,290	$ 5,923		$ (5,331)

[1]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.

[2]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.